Real Estate Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary of allowance for losses on loans receivable
Balance at beginning of year	$ 1,276		$ 5,183		$ 7,500
Provision for loan losses	2,010		29,684		23,261
Charge-offs	3,286		33,591		25,578
Balance at end of year	0		1,276		5,183
Summary of loan impairments
Balance of impaired loans at end of year	6,244		9,691		67,126
Allowance for loan losses	0		1,276		5,183
Balance of impaired loans not reserved	6,244		8,415		61,943
Average impaired loans for the year	7,968		38,409		69,948
Interest recognized on impaired loans	0	[1]	103	[1]	530	[1]
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses	2,010		29,684		23,261
Charge-offs	(3,286)		(33,591)		(25,578)
Amount of non-accrual loans receivable outstanding	6,244		9,691		67,126
Allowance for loan losses	$ 0		$ 1,276		$ 5,183

[1]	(1) Represents interest recognized prior to placement on non-accrual status.